Other Long-Term Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 ManufacturingSites	Dec. 31, 2010	Dec. 31, 2009
Other Long Term Liabilities (Textual) [Abstract]
Unaccrued maximum of the estimated range of possible outcomes is higher than the minimum	$ 97,826
Accruals for extended environmental-related activities	89,266	89,562	106,168
Estimated costs of current investigation and remediation activities included in other accruals	42,847	60,048	64,685
Number of manufacturing sites account for major accrual for environmental-related activities	4
Accruals for environmental-related activities of four sites	88,491
Accruals for environmental-related activities, percentage of four sites of total accrual	67.00%
Unaccrued maximum estimated range of four sites	66,852
Unaccrued maximum estimated range of four sites, percentage	68.30%
Aggregate unaccrued maximum estimated range of four sites	$ 97,826